UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

2989 West Maple Loop, Suite 210 Lehi, UT 84043

 (Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

2989 West Maple Loop, Suite 210 Lehi, UT 84043

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 753-0045

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Top Flight Fund

			Schedule of Investments
			June 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

American Depositary Receipts
1,800	Companhia Vale do Rio Doce	$ 80,190	2.02%

Cable & Other Pay Television Services
1,500	Renal Care Group, Inc.	63,735	1.61%

Computer Peripheral Equipment
1,500	Harris Corp.	81,825
3,200	Sigma Designs, Inc.*	83,488
		165,313	4.17%
Deep Sea Foreign Transportation of Freight
3,900	Diana Shipping, Inc.	87,360	2.20%

Lawn & Garden Tractors & Home Lawn & Garden Equipment
1,400	Toro, Co.	82,446	2.08%

Natural Gas Distribution
1,500	Energen Corp.	82,410	2.08%

Paperboard Containers & Boxes
1,400	Greif, Inc.	83,454	2.10%

Pharmaceutical Preparations
2,300	Amylin Pharmaceuticals, Inc.*	94,668	2.39%

Radiotelephone Communications
1,100	NII Holdings, Inc.*	88,814	2.24%

Security Brokers, Dealers & Flotation Companies
4,000	Ameritrade Holding Co.*	80,000
400	Goldman Sachs Group, Inc.	86,700
1,000	Morgan Stanley Group, Inc.	83,880
		250,580	6.32%
Services - Prepackaged Software
2,000	Adobe Systems, Inc.*	80,300	2.03%

Telephone Communications
2,100	AT & T Corp.	87,150
5,400	Turkcell Iletism Hizmetleri AS	89,910
		177,060	4.47%

	Total for Common Stock (Cost $1,315,734)	1,336,330	33.71%

Cash Equivalents
921,892	UMB Bank Money Market Fiduciary 3.72% ** (Cost $921,892)	921,892	23.25%

	Total Investments (Cost $2,237,626)	2,258,222	56.96%

	Other Assets less Liabilities	1,706,648	43.04%

	Net Assets	$ 3,964,870	100.00%

* Non-Income producing securities
** Variable rate security; the coupon rate represents the rate at June 30, 2007.

Top Flight Fund

			Schedule of Securities Sold Short
			June 30, 2007 (Unaudited)

SECURITIES SOLD SHORT

Shares		Fair Value
4,200	Advanced Micro Devices, Inc.	60,060
1,429	Allied Nevada Gold Corp.	6,145
900	American Commercial Lines, Inc.	23,445
2,300	AMR Corp.	60,605
3,600	Angiodynamics, Inc.	64,836
800	Cascade Corp.	62,752
2,100	Eastman Kodak Co.	58,443
4,300	Harmony Gold Mining Co. Ltd.	61,361
8,000	Iamgold Corp.	61,280
5,000	iShares Russell 2000 Index Fund	414,800
700	iShares Russell 2000 Value	56,175
2,400	Isle Capri Casinos, Inc.	57,504
2,700	Jabil Circuit, Inc.	59,589
5,900	Jetblue Airways Corp.	69,325
2,300	Komag, Inc.	73,347
7,400	Krispy Kreme Doughnuts, Inc.	68,524
3,100	Louisiana Pacific Corp.	58,652
2,800	Meridian Bioscience, Inc.	60,648
3,400	Micron Technology, Inc.	42,602
800	Oil Service HOLDRs	139,784
2,800	S & P Depository Receipts/SPDRS Trust	421,204
800	Tenaris SA ADS	39,168
3,000	Trex Co, Inc.	58,890
1,600	UAL Corp.	64,944
2,900	Vanda Pharmaceuticals, Inc.	58,754
		2,202,837

	Total (Proceeds $2,189,710)	2,202,837

Top Flight Fund

			Notes to Financial Statements
			June 30, 2007 (Unaudited)

1. SECURITY TRANSACTIONS
At June 30, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,237,626 amounted to $7,470 which consisted of aggregate gross unrealized appreciation of
$52,855 and aggregate gross unrealized depreciation of $45,385.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

During the last fiscal quarter, the Registrant's control procedures were revised with respect to reconciliation of transactions in any brokerage account where short sales are executed.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date August 23,2007

* Print the name and title of each signing officer under his or her signature.